Inventories - Schedule of Inventories (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Inventory, Net [Abstract]
Raw materials	$ 3,384,477	$ 4,095,069
Finished goods	90,669	497,010
Goods shipped in transit		595,723
Working in processing	187,553	112,656
Total inventories	$ 3,662,699	$ 5,300,458